Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Financing receivables
Recorded investment	$ 31,153	$ 30,877
Allowance for credit losses:
Allowance for credit losses, beginning balance	336
Allowance for credit losses, ending balance	292	336
Interest income recognized on impaired leases and loans
Interest income recognized on a cash basis
Total Lease Receivable and Loan Receivable Portfolio Segments
Financing receivables
Number of portfolio segments | item	2
Number of classes of financing receivable | item	3
Recorded investment	$ 19,301	19,259
Recorded investment collectively evaluated for impairment	19,052	18,990
Recorded investment individually evaluated for impairment	249	269
Allowance for credit losses:
Allowance for credit losses, beginning balance	314	410
Write-offs	(35)	(137)
Recoveries	2	2
Provision	16	16
Other	(19)	24
Allowance for credit losses, ending balance	279	314
Related allowance, collectively evaluated for impairment	59	64
Related allowance, individually evaluated for impairment	219	250
Total Lease Receivable and Loan Receivable Portfolio Segments | Americas
Financing receivables
Recorded investment	10,644	10,626
Recorded investment collectively evaluated for impairment	10,498	10,497
Recorded investment individually evaluated for impairment	146	129
Allowance for credit losses:
Allowance for credit losses, beginning balance	172	223
Write-offs	(10)	(51)
Recoveries	0	1
Provision	7	(8)
Other	(11)	7
Allowance for credit losses, ending balance	158	172
Related allowance, collectively evaluated for impairment	39	43
Related allowance, individually evaluated for impairment	119	128
Average recorded investment of impaired leases and loans	138	158
Total Lease Receivable and Loan Receivable Portfolio Segments | EMEA
Financing receivables
Recorded investment	5,016	4,946
Recorded investment collectively evaluated for impairment	4,964	4,889
Recorded investment individually evaluated for impairment	52	57
Allowance for credit losses:
Allowance for credit losses, beginning balance	61	22
Write-offs	(2)	(1)
Recoveries	0	1
Provision	9	29
Other	(3)	11
Allowance for credit losses, ending balance	65	61
Related allowance, collectively evaluated for impairment	16	15
Related allowance, individually evaluated for impairment	49	46
Average recorded investment of impaired leases and loans	55	33
Total Lease Receivable and Loan Receivable Portfolio Segments | Asia Pacific
Financing receivables
Recorded investment	3,641	3,687
Recorded investment collectively evaluated for impairment	3,590	3,604
Recorded investment individually evaluated for impairment	51	83
Allowance for credit losses:
Allowance for credit losses, beginning balance	82	165
Write-offs	(23)	(85)
Recoveries	2	0
Provision	0	(4)
Other	(4)	6
Allowance for credit losses, ending balance	56	82
Related allowance, collectively evaluated for impairment	5	6
Related allowance, individually evaluated for impairment	51	76
Average recorded investment of impaired leases and loans	73	122
Lease receivables
Financing receivables
Recorded investment	6,320	6,593
Allowance for credit losses:
Allowance for credit losses, beginning balance	103	133
Write-offs	(15)	(55)
Provision	14	9
Allowance for credit losses, ending balance	99	103
Lease receivables | Americas
Financing receivables
Recorded investment	3,827	3,911
Allowance for credit losses:
Allowance for credit losses, beginning balance	63	54
Allowance for credit losses, ending balance	53	63
Lease receivables | EMEA
Financing receivables
Recorded investment	1,341	1,349
Allowance for credit losses:
Allowance for credit losses, beginning balance	9	4
Allowance for credit losses, ending balance	22	9
Lease receivables | Asia Pacific
Financing receivables
Recorded investment	1,152	1,333
Allowance for credit losses:
Allowance for credit losses, beginning balance	31	76
Allowance for credit losses, ending balance	24	31
Loan receivables
Financing receivables
Recorded investment	12,981	12,667
Allowance for credit losses:
Allowance for credit losses, beginning balance	211	276
Write-offs	(20)	(82)
Provision	2	7
Allowance for credit losses, ending balance	179	211
Loan receivables | Americas
Financing receivables
Recorded investment	6,817	6,715
Allowance for credit losses:
Allowance for credit losses, beginning balance	108	169
Allowance for credit losses, ending balance	105	108
Loan receivables | EMEA
Financing receivables
Recorded investment	3,675	3,597
Allowance for credit losses:
Allowance for credit losses, beginning balance	52	18
Allowance for credit losses, ending balance	43	52
Loan receivables | Asia Pacific
Financing receivables
Recorded investment	2,489	2,354
Allowance for credit losses:
Allowance for credit losses, beginning balance	51	89
Allowance for credit losses, ending balance	$ 32	$ 51